BlackRock Asset Investors
--------------------------------------------------------------------------------
Annual Report
December 31, 1995

BlackRock Asset Investors
Statement of Assets and Liabilities
December 31, 1995
--------------------------------------------------------------------------------

Assets
Investment in BlackRock Capital Finance L.P., at estimated
     fair value (cost $107,290,017) (Notes 1 and 4)               $ 103,631,941
Investment in Asset Investors Inc., at estimated fair
     value (cost $1,083,738) (Notes 1 and 4)                          1,046,788
                                                                  -------------
     Investment in affiliates (cost $108,373,755)                   104,678,729

Federal Home Loan Bank Discount Note
     due 01/02/96 (cost $2,199,649) (Note 1)                          2,199,649
                                                                  -------------
     Total investments (cost $110,573,404)                          106,878,378

Cash                                                                     81,418
Due from BlackRock Fund Investors I, II, and III                        973,899
Deferred organization expenses and other assets (Note 1)                266,038
                                                                  -------------
                                                                    108,199,733
                                                                  -------------

Liabilities
Line of credit payable (Note 6)                                       6,000,000
Investment advisory fee payable (Note 2)                                712,007
Notes payable (Note 7)                                                  202,500
Payable for organization expenses                                       162,500
Directors' fee payable                                                   27,154
Other accrued expenses                                                  104,951
                                                                  -------------
                                                                      7,209,112
                                                                  -------------

Net Assets                                                        $ 100,990,621
                                                                  =============

Net assets were comprised of:
     Shares of beneficial interest, at par (Note 8)               $       1,318
     Paid-in capital in excess of par                               121,002,435
     Receivable for shares of beneficial interest (Note 8)          (12,500,000)
                                                                  -------------
                                                                    108,503,753
     Net investment loss                                             (3,818,106)

     Net unrealized depreciation on investments                      (3,695,026)

     Net assets, December 31, 1995                                $ 100,990,621
                                                                  =============
Net asset value per share                                         $      765.99
                                                                  =============

Total shares outstanding at end of period                            131,842.66
                                                                  =============
--------------------------------------------------------------------------------

See Notes to Financial Statements.

BlackRock Asset Investors
Statement of Operations
For the Period March 29, 1995* through December 31,1995
--------------------------------------------------------------------------------

Net Investment Loss

Income

  Interest (net of interest expense of $17,346)                   $      48,431
                                                                  -------------

Expenses
  Investment advisory (Note 2)                                        3,651,268
  Directors                                                              60,791
  Custodian                                                              39,907
  Legal                                                                  29,178
  Amortization of deferred organization expenses                         28,356
  Audit                                                                  24,218
  Administration (Note 2)                                                15,879
  Transfer agent                                                          3,970
  Miscellaneous                                                          12,970
                                                                  -------------
  Total expenses                                                      3,866,537
                                                                  -------------
  Net investment loss                                                (3,818,106)


Realized and Unrealized Loss
  on Investments (Note 4)
Net unrealized depreciation on investments                           (3,695,026)
                                                                  -------------
Net Decrease In Net Assets
     Resulting from Operations                                    $  (7,513,132)
                                                                  =============

--------------------------------------------------------------------------------

* Commencement of investment operations.








See Notes to Financial Statements.

BlackRock Asset Investors
Statement of Cash Flows
For the Period March 29, 1995* through December 31, 1995
--------------------------------------------------------------------------------

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
     Interest received                                         $         65,777
     Expenses paid                                                   (4,117,208)
     Proceeds from disposition of short-term portfolio
         investments, net                                            (2,199,649)
     Proceeds from disposition of long-term portfolio
         investments                                                 12,296,500
     Purchase of long-term portfolio investments                   (120,670,255)
                                                                  -------------
     Net cash flows used for operating activities                  (114,624,835)
                                                                  -------------
Cash flows provided by financing activities:
     Line of credit borrowing                                         6,000,000
     Proceeds from Trust shares sold                                108,503,753
     Proceeds from notes sold                                           202,500
                                                                  -------------
     Net cash flows provided by financing activities                114,706,253
                                                                  -------------
Net increase in cash                                                     81,418

Cash, beginning of period                                                    --
                                                                  -------------
Cash, end of period                                               $      81,418
                                                                  =============


Reconciliation of Net Decrease in Net
    Assets Resulting from Operations
    to Net Cash Flows Used for
    Operating Activities

Net decrease in net assets resulting from operations              $  (7,513,132)
                                                                  -------------

Increase in investments                                            (110,573,404)

Increase in unrealized depreciation                                   3,695,026

Increase in due from BlackRock Fund Investors I, II and III            (973,899)

Increase in deferred organization expenses and
     other assets                                                      (266,038)

Increase in accrued expenses and other liabilities                    1,006,612
                                                                  -------------
     Total adjustments                                             (107,111,703)
                                                                  -------------
Net cash flows used for operating activities                      $(114,624,835)
                                                                  =============


--------------------------------------------------------------------------------

* Commencement of investment operations.

See Notes to Financial Statements.

BlackRock Asset Investors
Statement of Changes in Net Assets
For the Period March 29, 1995* through December 31, 1995
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:

  Net investment loss                                           $    (3,818,106)

  Net unrealized depreciation
    on investments                                                   (3,695,026)
                                                                  -------------
  Net decrease in net assets resulting
    from operations                                                  (7,513,132)

  Proceeds from shares of beneficial interest issued                108,503,753
                                                                  -------------
  Net increase                                                      100,990,621

Net Assets

Beginning of period                                                          --
                                                                  -------------
End of period                                                     $ 100,990,621
                                                                  =============





--------------------------------------------------------------------------------
* Commencement of investment operations.






See Notes to Financial Statements.

BlackRock Asset Investors
Financial Highlights
For the Period March 29, 1995* through December 31, 1995
--------------------------------------------------------------------------------

PER SHARE OPERATING
    PERFORMANCE:

Net asset value, beginning of period                   $       1,000.00
                                                       ----------------

    Net investment loss                                         (121.07)
    Net unrealized loss on
        investments                                             (112.94)
                                                       ----------------
Net decrease from investment operations                         (234.01)
                                                       ----------------

Net asset value, end of period                         $         765.99
                                                       ----------------

TOTAL INVESTMENT RETURN (a)                                      (23.40%)

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                          (10.78)%(b)(c)
Net investment loss                                               (10.64)%(b)(c)

SUPPLEMENTAL DATA:
Average net assets (in thousands)                                $47,282

Portfolio turnover                                                    27%

Net assets, end of period (in thousands)                        $100,991


--------------------------------------------------------------------------------

  * Commencement of investment operations.
(a) Total investment return is calculated assuming a purchase of a share of beneficial interest at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the payment date. Total investment return for periods of less than one full year are not annualized.
(b) Annualized.
(c) The ratio of expenses and net investment loss to total investor capital commitments of $560,267,692 on an annualized basis is 0.90% and 0.90%, respectively.

    Contained above is audited operating performance based on an average share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.





See Notes to Financial Statements.

BlackRock Asset Investors
Notes to Financial Statements

Note 1.           Organization and Accounting Policies

    BlackRock Asset Investors ("BAI" or the "Trust") is a non-diversified closed-end investment company organized as a Delaware business trust registered under the Investment Company Act of 1940. The Declaration of Trust permits the Trustees to create a limited number of series (or "Funds"), each of which issues a separate class of shares. As of December 31, 1995 the Trustees have established BlackRock Fund Investors I, BlackRock Fund Investors II, and BlackRock Fund Investors III. The Trust was formed on December 21, 1994 and had no operations through March 29, 1995 other than those related to organizational matters and the sale and issuance of 274.108 shares of beneficial interest to BlackRock Fund Investors III. The Trust will seek to achieve high total returns primarily from its investments in subordinated commercial mortgage-backed securities and other investment securities and from its investment in its wholly-owned affiliate, BlackRock Capital Finance L.P. ("BCF"), and other mortgage affiliates, which will engage primarily in the business of acquiring, pooling and repackaging performing commercial mortgage loans as commercial mortgage-backed securities for distribution to the Trust and its strategic coinvestors (Note 3) and for sale in capital markets. In addition, BCF will acquire and work out distressed commercial and residential mortgage loans. BCF is a Delaware limited partnership, with BAI as the 99% General Partner, and Asset Investors Inc. (iAIIi) as the 1% Limited Partner. BAI owns 100% of the outstanding shares of AII.

    The Trust and BCF invest in debt securities and the ability of issuers of such debt securities held by the Trust and BCF to meet their obligations may be affected by economic developments in a specific industry or region. No assurance can be given that the Trust's investment objective will be achieved.

    The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The Trust values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. The Trust's investment in BCF and other mortgage affiliates is valued at the net asset value of each such entity.

    Mortgage loans acquired as distressed or nonperforming loans are valued at cost from the date of acquisition to the date on which a significant event occurs, such as revaluation of the collateral, resolution of legal impediments, bankruptcy of the borrower or restructuring of the loan. When a significant event affecting valuation occurs, the mortgage loan shall be revalued on the basis of such event and, if possible, shall thereafter, be valued on an analytical basis rather than at cost basis. Any securities or other assets, held by the Trust or BCF, for which current market quotations are not readily available are valued at fair value as determined in good faith under the Valuation Policy and Guidelines established by and under the general supervision and responsibility of the Trust's Valuation Committee.

    Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.

    In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Option Selling/Purchasing: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    Option selling and purchasing is used by the Trust to effectively hedge more volatile positions. In general, the Trust uses options to hedge a long or short position or an overall portfolio that is longer or shorter than the benchmark security. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at any time or at a specified time during the option period. A put option gives the holder the right to sell, and obligates the writer to buy, the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a position or a portfolio against price declines if a portfolio is long. In the same sense, call options can be purchased to hedge a portfolio that is shorter than its benchmark against price changes. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.

    The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period that the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

    The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities or securities the Trust intends to purchase against fluctuations in value caused by changes in prevailing market interest rates, or for risk management, duration management or other portfolio management purposes. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is also at risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market. In addition, since futures are used to shorten or lengthen a portfolio's duration, there is a risk that the portfolio may have temporarily performed better without the hedge or that the Trust may lose the opportunity to realize appreciation in the market price of the underlying positions.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust amortizes premium or accretes discount on securities purchased using the interest method.

Taxes: It is the Trust's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Trust declares and distributes dividends at least annually first from net investment income, then from realized short-term capital gains and other sources, and lastly from paid-in capital. Net long-term capital gains, if any, in excess of loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Investment Advisory, Administration and Other Expenses: Investment advisory, administration and other expenses are recorded on the accrual basis. Performance fees, if any, are determined and recorded annually.

Deferred Organization Expenses: A total of $187,500 was incurred in connection with the organization of the Trust. These costs have been deferred and are being amortized ratably over a period of 60 months from the date the Trust commenced investment operations.

Note 2.           Agreements

    The Trust has an Investment Advisory Agreement with BlackRock Financial Management, Inc. (the "Advisor") which provides that during the Commitment Period the Trust will pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to .75% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor is reduced to .50% of the weighted average capital invested during the relevant period on an annualized basis. In addition to its management fee, the Trust will pay to the Advisor as of the first anniversary of the commencement of the Trust's operations, as of each December 31 thereafter and as of the Trust's termination date a performance fee payable only if certain criteria, as described in the Trustis Investment Advisory Agreement, are met.

    The Trust has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street") which provides that State Street will receive an annual fee equal to .08% of Trust's average net asset value up to $225 million, .06% of the next $225 million and .04% thereafter, subject to a certain minimum requirements.

    Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust, who are affiliated persons of the Advisor. State Street pays occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

    Certain trustees of the Trust and the Funds, who are not interested parties, are paid a fee for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

Note 3.           Strategic Coinvestor

    Brazos  GenPar,  Inc.  and  affiliates  ("BGI")  is the  Trust's  and  BCF's strategic coinvestor in certain commercial real estate debt investment activities described herein. In connection with its strategic relationship, BGI will commit professional resources to its efforts with the Trust and BCF, including loan underwriting, work-out and information processing. In addition, Brazos Advisors, L.L.C., a BGI affiliate in which the Advisor acquired a minority interest and will grant to each shareholder of the Funds a warrant or similar instrument to share in a portion of the appreciation of such minority interest, will be retained to provide certain servicing functions with respect to commercial mortgage loans acquired by BCF and the Trust. Finally, pursuant to a coinvestment agreement, BCF and BAI will offer coinvestments to BGI with respect to each commercial real estate asset proposed for investment. BGI's coinvestments will not be less than 10% and, under certain circumstances, the coinvestment agreement may be terminated by either party.

    In connection with BCFis acquisition of a distressed residential mortgage portfolio, BCF entered into a coinvestment and special servicing arrangement with a company specializing in the resolution of distressed residential mortgage loans. The majority of BAIis Trustees and all of BAIis Investor Trustees approved the terms of the arrangement as it relates solely to the acquisition of this residential portfolio.

    Neither the Trust nor BCF will be permitted to acquire any commercial or residential mortgage asset unless a strategic coinvestor in the relevant asset class coinvests in such asset. Accordingly, the Trust and BCF will be prohibited from investing in any asset with respect to which its strategic partner in the relevant asset class has declined to coinvest, unless the Trust and BCF have received the approval of a majority of the BAI Trustees and all of the BAI Investor Trustees with respect to the identity of and arrangements with an alternative strategic coinvestor with respect to such asset. In addition, if the coinvestment agreement with a strategic coinvestor is terminated, prior to acquiring any additional assets in the relevant asset class, the Trust and BCF will be required to obtain the approval of a majority of the BAI Trustees and all of the BAI Investor Trustees with respect to the identity of and arrangements with an alternative strategic coinvestor. Any strategic coinvestor must, with respect to the relevant asset class, (i) possess the requisite real estate and servicing capabilities, (ii) commit professional resources to its efforts with the Trust and BCF, including loan underwriting, work-out and servicing, and (iii) agree to make coinvestments of at least 10% with the Trust or BCF, pursuant to the terms of a coinvestment agreement with such strategic coinvestor, and agree to provide requested servicing functions with respect to the related assets. All coinvestments will be concurrently with and on the same terms as the Trust and BCF.

Note 4.           Portfolio Securities

    Purchases of investment securities, other than short-term investments, for the period ended December 31, 1995 aggregated $120,670,255. The federal income tax basis of the investments at December 31, 1995 was substantially the same as the basis for financial reporting.

    The Trust may invest without limit in securities which are not readily marketable, including those which are restricted as to disposition under securities law. At December 31, 1995 the Trust's direct and indirect investment in BCF is illiquid.

    BCF's summary financial information as of December 31, 1995 and for the period then ended is as follows:

         ASSETS:
         Performing and distressed real estate
           and related assets                                      $ 99,644,611
         Cash, deposits and other real estate
           related assets                                             7,490,091
         Other assets                                                   406,882
                                                                   ------------
           Total assets                                            $107,541,584
                                                                   ============

         LIABILITIES:
         Accounts payable and accrued expenses                     $  2,862,855
                                                                   ============

         PARTNERS' CAPITAL                                         $104,678,729
                                                                   ============

         REVENUE:
         Net investment loss                                           (928,968)
         EXPENSES:
         Expenses                                                     2,766,058
                                                                   ------------

         Net loss                                                 $  (3,695,026)

Note 5.           Reverse Repurchase Agreements

    The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust's Board of Trustees. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. No reverse repurchase agreements were held during the period ended December 31, 1995.

Note 6.           Line of Credit

    The Trust has available an unsecured $12,500,000 line of credit agreement with a banking institution under which funds may be borrowed at either the prime rate or the one month Eurodollar rate plus 1 3/8%. At December 31, 1995 the Trust had borrowed $6,000,000 under this agreement which was repaid on January 19, 1996.

Note 7.           Notes

    The Trust has issued notes in the aggregate principal amount of $202,500 to the Funds. The Notes pay interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of the Trust.

Note 8.           Capital

    The Trust has obtained capital commitments from the Funds in the form of subscription agreements to engage in the real estate debt investment activities described herein. When notified by the Trust, in accordance with the Declaration of Trust, the Funds shall make capital contributions as are required to satisfy their outstanding capital commitments. The Trust must give fourteen days advance notice before contributions are due. As of December 31, 1995, the total capital commitments from the Funds was $560,267,692 of which $108,503,753 has been called and received. On December 29, 1995, the Trust made an additional capital call, received on January 12, 1996, totaling $12,500,000 which is recorded net in the capital account of the Trust as of December 31, 1995.




Note 9.           Quarterly Data (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                                                Net realized and
                                                                   unrealized
                                     Net investment                  loss on                  Dividends and       Period end
     Quarterly        Total               loss                     investments                Distributions        net asset
      Period          income       Amount       Per Share      Amount      Per Share     Amount         Per Share    value
      ------          ------       ------       ---------      ------      ---------     ------         ---------    -----
March 29, 1995*
 to April 30, 1995    $2,409       ($953,943)    ($50.88)     ($702,932)    ($37.49)        -                -      $911.63


May 1, 1995
to June 30, 1995     $21,937       ($683,189)    ($27.36)     ($433,297)    ($19.45)        -                -      $868.89


July 1, 1995
to Sept. 30, 1995    $10,141     ($1,143,417)    ($33.10)    ($1,421,321)   ($43.24)        -                -      $796.38


October 1, 1995
to Dec. 31, 1995     $13,944     ($1,037,557)     ($9.73)    ($1,137,476)   ($12.76)        -                -      $765.99


-----------------------------------------------------------------------------------------------------------------------------

---------------
*  Commencement of investment operations.

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BLACKROCK ASSET INVESTORS
REPORT OF INDEPENDENT AUDITORS


The Shareholders and Board of Trustees of
BlackRock Asset Investors:


We have audited the accompanying statement of assets and liabilities of BlackRock Asset Investors as of December 31, 1995 and the related statements of operations, cash flows, changes in net assets and financial highlights for the period March 29, 1995 (commencement of investment operations) to December 31, 1995. These financial statements are the responsibility of the Trustis management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of BlackRock Asset Investors as of December 31, 1995, and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period March 29, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.

As explained in Note 1, the financial statements include investments in BlackRock Capital Finance L.P. and Asset Investors Inc. valued at $104,678,729 (103.7% of net assets), whose value of underlying investments have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.




Deloitte & Touche LLP
New York, New York
February 9, 1996


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

Trustees
Laurence D. Fink, Chairman
John C. Deterding
Charles Froland
Donald G. Drapkin
Wesley R. Edens
James Grosfeld
Philip Halpern
Laurence E. Hirsch
Kendrick R. Wilson, III

Officers
Ralph L. Schlosstein, President
Wesley R. Edens, Chief Operating Officer
John R. Herbert, Managing Director
Robert I. Kauffman, Managing Director
Randal A. Nardone, Managing Director
Erik P. Nygaard, Managing Director
Henry Gabbay, Treasurer
Susan L. Wagner, Secretary
James Kong, Assistant Treasurer
J. Robert Small, Managing Director and Assistant Secretary

Investment Adviser
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom
919 Third Avenue
New York, NY  10022


This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BlackRock Asset Investors
Two Heritage Drive
North Quincy, MA  02171